Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Consolidated income statement
Interest receivable		£ 9,313	£ 9,798	£ 11,127
Interest payable		(1,699)	(2,322)	(3,328)
Net interest income		7,614	7,476	7,799
Fees and commissions receivable		2,698	2,722	3,345
Fees and commissions payable		(574)	(722)	(848)
Income from trading activities		323	1,125	932
Other operating income		451	(93)	2,759
Non-interest income		2,898	3,032	6,188
Total income		10,512	10,508	13,987
Staff costs		(3,676)	(3,878)	(3,976)
Premises and equipment		(1,133)	(1,222)	(1,258)
Other administrative expenses		(2,026)	(1,845)	(2,828)
Depreciation and amortisation		(923)	(913)	(1,218)
Operating expenses		(7,758)	(7,858)	(9,280)
Profit before impairment losses		2,754	2,650	4,707
Impairment releases		1,278	(3,131)	(724)
Operating profit before tax		4,032	(481)	3,983
Tax charge		(996)	(74)	(439)
Profit/(loss) from continuing operations		3,036	(555)	3,544
Profit from discontinued operations, net of tax	[2]	276	121	256
Profit/(loss) for the year		3,312	(434)	3,800
Attributable to:
Ordinary shareholders		2,950	(753)	3,133
Preference shareholders		19	26	39
Paid-in equity holders		299	355	367
Non-controlling interests		44	(62)	261
Profit/(loss) for the year		£ 3,312	£ (434)	£ 3,800
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.230	£ (0.072)	£ 0.239
Earnings per ordinary share - discontinued operations		0.024	0.010	0.021
Total earnings per share attributable to ordinary shareholders - basic		0.254	(0.062)	0.260
Earnings per ordinary share - fully diluted continuing operations		0.229	(0.072)	0.238
Earnings per ordinary share - fully diluted discontinued operations		0.024	0.010	0.021
Total earnings per share attributable to ordinary shareholders - fully diluted		£ 0.253	£ (0.062)	£ 0.259

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements.